Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Allowance for loan losses of loans receivable (in dollars)	$ 3,406,434	$ 3,339,464
Accumulated depreciation on premises and equipment (in dollars)	7,096,401	8,179,076
Valuation allowance on mortgage servicing rights (in dollars)	$ 73,392	$ 129,279
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	1,832,860	1,908,556